Goodwill (Details) - Schedule of goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of goodwill [Abstract]
Balance at beginning of the year/period	[1]	$ 6,863	$ 7,020
Effect of movements in foreign exchange		(60)	(157)
Balance at end of the year/period		$ 6,803	$ 6,863	[1]

[1]	Refer to Note 2.4